AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 25, 2013.

No. 333-147622
No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 118	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 119	☒

(Check appropriate box or boxes)

PowerShares Actively Managed Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700
Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Andrew Schlossberg	With a copy to:
3500 Lacey Road, Suite 700	Alan P. Goldberg
Downers Grove, IL 60515	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on [date] pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

PowerShares China A-Share Portfolio.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 25th day of October, 2013.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	October 25, 2013
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	October 25, 2013
Steven M. Hill

/s/ Anna Paglia	Secretary	October 25, 2013
Anna Paglia

* /s/ Kevin M. Carome	Trustee	October 25, 2013
Kevin M. Carome

* /s/ Ronn R. Bagge	Trustee	October 25, 2013
Ronn R. Bagge

* /s/ Todd J. Barre	Trustee	October 25, 2013
Todd J. Barre

* /s/ Marc M. Kole	Trustee	October 25, 2013
Marc M. Kole

* /s/ Yung Bong Lim	Trustee	October 25, 2013
Yung Bong Lim

* /s/ Philip M. Nussbaum	Trustee	October 25, 2013
Philip M. Nussbaum

* /s/ Gary R. Wicker	Trustee	October 25, 2013
Gary R. Wicker

* /s/ Donald H. Wilson	Chairman and Trustee	October 25, 2013
Donald H. Wilson

* By: /s/ Anna Paglia		October 25, 2013
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs this registration statement pursuant to powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase